UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    July 11, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   $534,787



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl A.                 common           080555105     3034   154100 SH       SOLE                                     154100
Abbott Labs                    common           002824100      554    12200 SH       SOLE                                      12200
Aetna, Inc.                    common           008117103      868     9700 SH       SOLE                                       9700
American Express Co.           common           025816109      260     2000 SH       SOLE                                       2000
American Home Prod.            common           026609107      621    10830 SH       SOLE                                      10830
Ameritech Corp. New            common           030954101      353     4800 SH       SOLE                                       4800
Amgen Inc.                     common           031162100      207     3400 SH       SOLE                                       3400
Anheuser Busch Co.             common           035229103     2100    29604 SH       SOLE                     1608             27996
Automatic Data Proc.           common           053015103      458    10400 SH       SOLE                                      10400
Bandag, Inc. Cl A              common           059815308     8527   303200 SH       SOLE                   294000              9200
Berkshire Hathaway A           common           084670108     3238       47 SH       SOLE                                         47
Bristol Myers Squibb           common           110122108     1340    19020 SH       SOLE                                      19020
Citigroup Inc.                 common           172967101     2975    62630 SH       SOLE                                      62630
Clorox                         common           189054109    17359   162514 SH       SOLE                    74336             88178
Coca-Cola Co.                  common           191216100      422     6800 SH       SOLE                                       6800
Dentsply Int'l Inc             common           249030107    44690  1547700 SH       SOLE                   940000            607700
Department 56, Inc.            common           249509100    57528  2140561 SH       SOLE                  1216700            923861
Federal Home Loan              common           313400301    15063   259700 SH       SOLE                    19200            240500
Federal Nat'l Mtg.             common           313586109      270     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    61798  1262800 SH       SOLE                   619000            643800
First Health Group             common           320960107    37551  1741500 SH       SOLE                   718500           1023000
Franklin Covey Co.             common           353469109    20773  2816645 SH       SOLE                  1634900           1181745
Fruit of the Loom              common           359416104     8403   861890 SH       SOLE                   583400            278490
Gannett Company                common           364730101     2241    31400 SH       SOLE                     2600             28800
Gartner Group Cl A.            common           366651107     4196   204700 SH       SOLE                   140000             64700
General Electric Co.           common           369604103      994     8800 SH       SOLE                     3200              5600
General Mills Inc.             common           370334104      522     6500 SH       SOLE                                       6500
Grainger W.W. Inc.             common           384802104      231     4300 SH       SOLE                                       4300
Grey Advertising Inc           common           397838103     1637     4916 SH       SOLE                      534              4382
H&R Block                      common           093671105    15300   306000 SH       SOLE                   185000            121000
Hershey Foods Corp.            common           427866108      350     5900 SH       SOLE                                       5900
Hewlett Packard Co.            common           428236103      362     3600 SH       SOLE                                       3600
Hillenbrand Ind.               common           431573104     2569    59400 SH       SOLE                                      59400
IMS Health                     common           449934108      258     8250 SH       SOLE                     8000               250
Illinois Tool Works            common           452308109      262     3200 SH       SOLE                                       3200
Intel Corp.                    common           458140100     5533    93000 SH       SOLE                                      93000
Interpublic Group Co           common           460690100     4955    57200 SH       SOLE                     1800             55400
Intimate Brands                common           461156101    17083   360582 SH       SOLE                   159075            201507
Jenny Craig, Inc.              common           224206102     2625   750000 SH       SOLE                   750000
Johnson & Johnson              common           478160104     9376    95670 SH       SOLE                    16000             79670
Jostens Inc.                   common           481088102    13929   661300 SH       SOLE                   525000            136300
Liz Claiborne                  common           539320101     1555    42600 SH       SOLE                     9700             32900
Lucent Technologies            common           549463107      809    12000 SH       SOLE                                      12000
Luxottica Group ADS            common           55068R202     6807   437400 SH       SOLE                   350000             87400
Merck & Co. Inc.               common           589331107     2135    29000 SH       SOLE                                      29000
Monsanto Co.                   common           611662107      396    10000 SH       SOLE                                      10000
Motorola, Inc.                 common           620076109      379     4000 SH       SOLE                                       4000
NOVA Corporation               common           669784100     2210    88400 SH       SOLE                                      88400
Nabisco Hldngs. Corp           common           629526104     2786    64800 SH       SOLE                                      64800
Nielsen Media Research         common           653929307      245     8374 SH       SOLE                     1333              7041
PepsiCo Inc.                   common           713448108      611    15800 SH       SOLE                                      15800
Pfizer Inc.                    common           717081103     1526    14000 SH       SOLE                                      14000
Philip Morris Co.              common           718154107    53960  1342694 SH       SOLE                   680833            661861
Procter & Gamble Co.           common           742718109     4888    54772 SH       SOLE                     2636             52136
Provident Financial Grp        common           743866105      399     9112 SH       SOLE                                       9112
Ralston Purina Group           common           751277302     5470   179700 SH       SOLE                    16800            162900
Reebok Int.                    common           758110100    12799   687219 SH       SOLE                   480000            207219
Reuters Holdings Inc.          common           76132M102     2914    35946 SH       SOLE                                      35946
Reynolds & Reynolds            common           761695105     2891   124000 SH       SOLE                                     124000
Rollins, Inc.                  common           775711104     2885   181000 SH       SOLE                   175000              6000
ServiceMaster LP               common           81760N109     5233   279081 SH       SOLE                    56670            222411
Sherwin Williams Co.           common           824348106      355    12800 SH       SOLE                     3400              9400
Torchmark Corp.                common           891027104     3256    95400 SH       SOLE                     9400             86000
Tupperware Corp.               common           899896104     7122   279300 SH       SOLE                   270000              9300
U.S. Bancorp                   common           902973106      265     7944 SH       SOLE                     7944
Unilever NV N.Y.               common           904784501      374     5357 SH       SOLE                     5357
United Asset Mgmt.             common           909420101    16588   729129 SH       SOLE                   548300            180829
Valassis Comm'ns               common           918866104    11680   318900 SH       SOLE                   172500            146400
Waddell & Reed Cl B.           common           930059209      665    24619 SH       SOLE                     2302             22317
Walgreen Co.                   common           931422109     1451    49400 SH       SOLE                                      49400
Washington Post B              common           939640108     1732     3220 SH       SOLE                      300              2920
Wesco Financial Co.            common           950817106     5351    17260 SH       SOLE                     1090             16170
Whitman Corp.                  common           96647K102     4239   235496 SH       SOLE                     1200            234296